Document and Entity Information	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	Desktop Metal, Inc.
Entity Central Index Key	0001754820
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false